SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Revenues and Long-Lived Assets, by Geographical Areas

The following table sets forth revenues by geographic area:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Revenues:
PRC	4,441,580	7,898,805	14,444,636	2,295,022
Non-PRC	6,196	16,269	56,150	8,921

	4,447,776	7,915,074	14,500,786	2,303,943

The following table sets forth long-lived assets by geographic area:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Long-lived assets:
PRC	1,785,511	5,497,068	873,396
Non-PRC	45,872	180,321	28,650

	1,831,383	5,677,389	902,046